Loans Receivable, Net - Summary Of Accounts, Notes, Loans and Financing Receivable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Loans receivable	¥ 5,228,015		¥ 4,418,011
Less: allowance for loan losses	(376,662)		(218,366)
Loans receivable, net	¥ 4,851,353	$ 693,734	¥ 4,199,645